Trade Accounts Receivable - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 121	$ 116	$ 119
Charged to selling expenses	1	23	12
Deductions	(16)	(19)	(16)
Reclassification to assets held for sale	(2)
Foreign currency translation effects	(3)	1	1
Allowances for expected credit losses at end of period	$ 101	$ 121	$ 116